Stock-Based Compensation	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Stock-Based Compensation

Note 8:    Stock-Based Compensation

On June 28, 2013, the Company registered with the Securities and Exchange Commission a stock-based compensation plan, which superseded all other plans. There are 342,000 shares available for grant under this plan at September 30, 2016.

Stock-based compensation expense related to stock awards for both the three month periods ended September 30, 2016 and 2015 was zero. For the nine months ended September 30, 2016 and 2015, stock-based compensation expense related to stock awards was $16 thousand and $17 thousand, respectively. Compensation expense for stock options is the estimated fair value of options on the date granted using the Black-Scholes Model amortized on a straight-line basis over the vesting period of the award. There was no unrecognized compensation expense related to stock options as of September 30, 2016.

Options for a total of 7,500 shares were granted and vested during the nine months ended September 30, 2016. The aggregate fair value of options granted during the nine months ended September 30, 2016 was $16 thousand. Options for a total of 7,500 shares were granted and vested during the nine months ended September 30, 2015. The aggregate fair value of options granted during the nine months ended September 30, 2015 was $17 thousand.

The variables used in these calculations of the fair value of the options are as follows:

	For the nine months ended September 30,
	2016	2015
Risk free interest rate (5 year Treasury)	1.49%	1.52%
Expected dividend yield	0.0%	0.0%
Expected term (years)	5	5
Expected volatility	40.1%	47.1%

Stock option activity for the nine months ended September 30, 2016 is summarized below:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value(1)
Options outstanding, January 1, 2016	211,185	$6.57	6.0
Granted	7,500	5.76
Forfeited	(13,787)	5.90
Exercised	—	—
Expired	(8,598)	12.84

Options outstanding and exercisable, September 30, 2016	196,300	$6.20	5.7	$126,134

(1)	The aggregate intrinsic value of a stock option in the table above represents the total pre-tax intrinsic value (the amount by which the current market value of the underlying stock exceeds the exercise price of the option) that would have been received by the option holders had all option holders exercised their options on September 30, 2016. This amount changes based on changes in the market value of the Company’s common stock.

Note 18. Stock-Based Compensation Plans

On June 28, 2013, the Company registered a new stock-based compensation plan with the Securities and Exchange Commission, which suspended all other plans. There are 349,500 shares available for grant under this plan at December 31, 2015. Unissued shares are generally used for exercises of stock options and restricted stock grants.

Stock-based compensation expense related to stock awards during 2015 and 2014 was $63 thousand and $20 thousand, respectively. There was no unrecognized compensation expense related to stock options as of December 31, 2015. A total of 28,500 options and 7,000 options were granted and vested during 2015 and 2014, respectively. Compensation expense for stock options is the estimated fair value of options granted using the Black-Scholes Model amortized on a straight-line basis over the vesting period of the award. The expected volatility is based on historical volatility of the Company’s stock price. The risk-free interest rates for the periods within the contractual life of the awards are based on the U.S. Treasury yield curve in effect at the time of the grant. The expected life is based on historical exercise experience. The dividend yield assumption is based on the Company’s history and expectation of dividend payouts. The fair value of options granted during 2015 was $2.17 and $2.28. The fair value of options granted during 2014 was $2.75.

The variables used in these calculations of the fair value of the options are as follows:

	For the twelve months ended December 31,
	2015	2014
Risk free interest rate (5 year Treasury)	1.52% - 1.68%	1.74%
Expected dividend yield	0%	0%
Expected term (years)	5	5
Expected volatility	40.6% - 47.1%	51.4%

Stock option plan activity for 2015 and 2014 is summarized below:

			Weighted Average
		Weighted Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Shares	Price	Life (in years)	Value(1)
Options outstanding, January 1, 2014	191,002	$7.35	6.8
Granted	7,000	5.99
Forfeited	(344)	5.90
Exercised	—	—
Expired	(7,239)	14.65

Options outstanding, December 31, 2014	190,419	7.02	6.2	$32,718

Granted	28,500	5.65
Forfeited	—	—
Exercised	—	—
Expired	(7,734)	14.43

Options outstanding, December 31, 2015	211,185	$6.57	6.0	$81,248

Options exercisable, December 31, 2015	211,185	$6.57	6.0	$81,248

(1)	The aggregate intrinsic value of a stock option in the table above represents the total pre-tax intrinsic value (the amount by which the current market value of the underlying stock exceeds the exercise price of the option) that would have been received by the option holders had all option holders exercised their options on December 31, 2015 and 2014. This amount changes based on changes in the market value of the Company’s common stock.